REVENUE RECOGNITION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total revenues					$ 172,955	$ 166,031	$ 210,751
Airspan [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total revenues	$ 42,048	$ 27,793	$ 87,983	$ 55,371	172,955	166,031	210,751
Product Sales [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total revenues					131,105	121,741	185,092
Product Sales [Member] | Airspan [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total revenues	34,458	15,633	72,512	33,892
Nonrecurring Engineering [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total revenues					16,007	21,713	14,291
Nonrecurring Engineering [Member] | Airspan [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total revenues	4,771	5,387	6,896	8,652
Product Maintenance Contracts [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total revenues					11,796	9,221	2,153
Product Maintenance Contracts [Member] | Airspan [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total revenues	327	2,901	3,252	5,797
Professional Service Contracts [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total revenues					10,814	7,473	6,796
Professional Service Contracts [Member] | Airspan [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total revenues	1,909	2,940	3,795	5,629
Software Licenses [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total revenues					2,757	5,607	2,012
Software Licenses [Member] | Airspan [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total revenues	527	728	1,114	949
Other [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total revenues					$ 476	$ 276	$ 407
Other [Member] | Airspan [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total revenues	$ 56	$ 204	$ 414	$ 452